Fair Value Measurements (Financial Instruments, Measured at Fair Value) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 169,240,000	$ 541,393,000
Short-term investments	597,770,000	473,624,000
Equity investments with readily determinable fair values		3,208,000
Debt investments	22,945,000	0
Long-term time deposits	388,613,000	265,802,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Equity investments with readily determinable fair values		3,208,000
Debt investments	0
Long-term time deposits	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	169,240,000	541,393,000
Short-term investments	597,770,000	473,624,000
Equity investments with readily determinable fair values		0
Debt investments	0
Long-term time deposits	388,613,000	265,802,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Equity investments with readily determinable fair values		0
Debt investments	22,945,000
Long-term time deposits	$ 0	$ 0